Revenue (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of revenue [Abstract]
Gold income	$ 1,789	$ 1,922	$ 3,805
By-products	37	80	138
Revenue from product sales	$ 1,826	$ 2,002	$ 3,943